PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Index Solution 2040 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 15.1%
598,744  Vanguard Long-Term
Treasury ETF
$ 34,044,584
3.0
2,378,019
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
116,998,535
10.2
594,102  Xtrackers USD High
Yield Corporate Bond
ETF
22,047,125
1.9
Total Exchange-Traded
Funds
(Cost $170,955,979)
173,090,244
15.1
MUTUAL FUNDS : 84.8%
Affiliated Investment Companies : 84.8%
3,039,621  Voya U.S. Bond Index
Portfolio - Class I
27,903,718
2.4
4,566,725  Voya VACS Index
Series EM Portfolio
65,075,827
5.7
18,808,230  Voya VACS Index
Series I Portfolio
252,218,368
22.0
4,271,730  Voya VACS Index
Series MC Portfolio
55,874,231
4.9
34,414,230  Voya VACS Index
Series S Portfolio
546,497,967
47.7
2,096,510  Voya VACS Index
Series SC Portfolio
23,690,566
2.1
Total Mutual Funds
(Cost $739,729,083)
971,260,677
84.8
Total Long-Term
Investments
(Cost $910,685,062)
1,144,350,921
99.9
Total Investments in
Securities
(Cost $910,685,062) $ 1,144,350,921 99.9
Assets in Excess of
Other Liabilities 1,461,233 0.1
Net Assets $ 1,145,812,154 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Index Solution 2040 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 173,090,244 $ — $ — $ 173,090,244
Mutual Funds 971,260,677 — — 971,260,677
Total Investments, at fair value $ 1,144,350,921 $ — $ — $ 1,144,350,921
Liabilities Table
Other Financial Instruments+
Futures $ (44,155) $ — $ — $ (44,155)
Total Liabilities $ (44,155) $ — $ — $ (44,155)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index - Class I
$ — $ 10,874,975 $ (10,874,975) $ — $ — $ 19,214 $ 1,186,646 $ 1,074,526
Voya Short Duration Bond Fund -
Class R6
5,072,280 53,814 (5,120,660) (5,434) — 35,009 21,569 —
Voya U.S. Bond Index Portfolio -
Class I
35,205,315 13,111,468 (21,031,211) 618,146 27,903,718 882,774 134,637 —
Voya VACS Index Series EM
Portfolio
55,674,090 3,201,085 (6,504,348) 12,705,000 65,075,827 1,010,710 1,033,455 8,341
Voya VACS Index Series I Portfolio
218,885,280 32,702,462 (37,329,151) 37,959,777 252,218,368 6,434,314 7,732,674 —
Voya VACS Index Series MC
Portfolio
58,072,235 26,697,326 (25,371,296) (3,524,034) 55,874,231 895,146 5,227,741 1,481,717
Voya VACS Index Series S
Portfolio
468,129,189 80,887,156 (32,374,327) 29,855,949 546,497,967 5,988,670 15,410,568 20,415,157
Voya VACS Index Series SC
Portfolio
33,584,056 5,950,199 (13,165,988) (2,677,701) 23,690,566 527,960 1,887,095 2,280,593
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
97,357,813 20,386,635 (3,448,250) 2,702,337 116,998,535 3,874,295 (116,844) —
$ 971,980,258 $ 193,865,120 $ (155,220,206) $ 77,634,040 $ 1,088,259,212 $ 19,668,092 $ 32,517,541 $ 25,260,334
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Index Solution 2040 Portfolio
At September 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 253 12/31/25 $ 27,626,414 $ (18,283)
$ 27,626,414 $ (18,283)
Short Contracts:
3-month SOFR (114) 03/17/26 (27,449,775) (25,872)
$ (27,449,775) $ (25,872)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 233,665,859
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 233,665,859